Recovery of Erroneously Awarded Compensation - Restatement Determination Date: 2023-08-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Aug. 31, 2023
Erroneous Compensation Analysis

In August 2023, we adopted an executive compensation recovery policy that is compliant with Nasdaq and SEC rules. The policy provides for the mandatory recoupment of erroneously-award incentive-based compensation from the applicable executives if we make an accounting restatement that results from material noncompliance with financial reporting requirements under federal securities laws or legal and compliance violations.